Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Profit attributable to the ordinary shareholders of the parent company
	2021	2020	2019
	$m	$m	$m
Profit attributable to shareholders of the parent company	13,917	5,229	7,383
Dividend payable on preference shares classified as equity	(7)	(90)	(90)
Coupon payable on capital securities classified as equity	(1,303)	(1,241)	(1,324)
Year ended 31 Dec	12,607	3,898	5,969

Basic and diluted earnings per share
	2021			2020			2019
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	12,607	20,197	0.62	3,898	20,169	0.19	5,969	20,158	0.30
Effect of dilutive potential ordinary shares		105			73			75
Diluted[1]	12,607	20,302	0.62	3,898	20,242	0.19	5,969	20,233	0.30
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).